DEBT (Details) - Line of Credit – Related Party - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Notes payable	$ 2,750,000	$ 1,417,307
Unamortized debt discount	(1,934,750)	(279,435)
	815,250	1,137,872
Less: Current portion		(986,475)
Long-term portion	815,250	151,397
12% Convertible Notes [Member]
Debt Instrument [Line Items]
Notes payable	$ 2,750,000
10% Convertible Note [Member]
Debt Instrument [Line Items]
Notes payable		659,000
14% Convertible Note [Member] | The Greenhouse [Member]
Debt Instrument [Line Items]
Notes payable		600,000
8.5% Convertible [Member] | Pueblo West Property [Member]
Debt Instrument [Line Items]
Notes payable		$ 158,307